Intangible Assets and Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Intangible Assets and Goodwill [Line Items]
Acquisition of intangible assets (in Dollars)	$ 1.8
Number of cash generating units ("CGUs")	3
Tydal Data Center AS [Member] | Recoverable amount on individual change [Member]
Intangible Assets and Goodwill [Line Items]
Pre-tax discount rate applied to the cash flow projections	18.90%	19.40%
Terminal growth rate term	5 years
Terminal growth rate	3.00%	3.00%
Increase at an average rate	80.20%	21.00%
Recoverable amount of the CGU (in Dollars)	$ 44.9	$ 11.1
Troll Housing AS [Member] | Recoverable amount on individual change [Member]
Intangible Assets and Goodwill [Line Items]
Pre-tax discount rate applied to the cash flow projections	18.80%	19.00%
Terminal growth rate term	5 years
Terminal growth rate	3.00%	3.00%
Increase at an average rate	33.80%	25.40%
Recoverable amount of the CGU (in Dollars)	$ 28.6	$ 7.4
Free Chain [Member] | Recoverable amount on individual change [Member]
Intangible Assets and Goodwill [Line Items]
Pre-tax discount rate applied to the cash flow projections	37.40%	37.30%
Terminal growth rate term	5 years
Terminal growth rate	2.00%	2.00%
Increase at an average rate	2.30%	5.00%
Recoverable amount of the CGU (in Dollars)	$ 840.4	$ 518.6